Segment Information - Geographical Area - Summary of Operating Results by Geographies Areas (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Additional information by geographies [line items]
Turnover		€ 25,791	€ 25,714
Change (%)		0.30%
Impact of acquisitions (%)		1.50%
Impact of disposals (%)		(0.10%)
Currency-related items (%), of which:		(6.10%)
Exchange rates changes (%)		(6.30%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.20%
Underlying Sales Growth (%)		5.40%
Underlying Price Growth (%)	[1]	1.30%
Underlying Volume Growth (%)		4.00%
Operating profit		€ 4,426	4,672
Underlying operating profit		€ 4,847	€ 5,084
Operating margin (%)		17.20%	18.20%
Underlying operating margin (%)		18.80%	19.80%
Asia/AMET/RUB [member]
Additional information by geographies [line items]
Turnover		€ 12,040	€ 11,807
Change (%)		2.00%
Impact of acquisitions (%)		1.40%
Currency-related items (%), of which:		(6.60%)
Exchange rates changes (%)		(6.70%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.10%
Underlying Sales Growth (%)		7.70%
Underlying Price Growth (%)	[1]	1.20%
Underlying Volume Growth (%)		6.40%
Operating profit		€ 2,289	2,265
Underlying operating profit		€ 2,413	€ 2,394
Operating margin (%)		19.00%	19.20%
Underlying operating margin (%)		20.00%	20.30%
The Americas [member]
Additional information by geographies [line items]
Turnover		€ 8,022	€ 8,227
Change (%)		(2.50%)
Impact of acquisitions (%)		2.80%
Impact of disposals (%)		(0.20%)
Currency-related items (%), of which:		(9.60%)
Exchange rates changes (%)		(9.90%)
Extreme price growth in hyperinflationary markets (%)	[1]	0.40%
Underlying Sales Growth (%)		5.10%
Underlying Price Growth (%)	[1]	3.30%
Underlying Volume Growth (%)		1.70%
Operating profit		€ 1,303	1,532
Underlying operating profit		€ 1,429	€ 1,622
Operating margin (%)		16.20%	18.60%
Underlying operating margin (%)		17.80%	19.70%
Europe [member]
Additional information by geographies [line items]
Turnover		€ 5,729	€ 5,680
Change (%)		0.90%
Impact of disposals (%)		(0.30%)
Currency-related items (%), of which:		0.10%
Exchange rates changes (%)		0.10%
Underlying Sales Growth (%)		1.10%
Underlying Price Growth (%)	[1]	(1.10%)
Underlying Volume Growth (%)		2.20%
Operating profit		€ 834	875
Underlying operating profit		€ 1,005	€ 1,068
Operating margin (%)		14.60%	15.40%
Underlying operating margin (%)		17.50%	18.80%

[1]	Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.